INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Income taxes
Current tax expense (benefit)	$ 49	$ 70	$ 69
Current deferred tax assets:
Accrued payroll	2,650	2,885
Accrued expenses	69	214
Accrued inventory provision	369	132
Less: Valuation allowance	(3,088)	(3,231)
Non-current deferred tax asset:
Net operating loss carry forwards	16,232	10,476
Less: Valuation allowance	(16,232)	(10,476)
Deferred tax liabilities	0	0	0
Movement of valuation allowance
Balance at beginning of the period	13,707	8,642
Additions	5,993	5,683
Reversals	(380)	(618)
Balance at end of the period	19,320	13,707	8,642
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Loss before provision of income tax	$ (39,324)	$ (29,917)	$ (4,750)
Statutory income tax rates (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (9,831)	$ (7,479)	$ (1,187)
Non-deductible expenses	8	92	225
Effect of income tax holiday and preferential tax rates	(25)	(76)	(62)
Utilisation of tax loss previously not recognized	(298)
Effect of income tax rate differences in jurisdictions other than the PRC	4,582	2,468	1,291
Changes in valuation allowances	5,613	5,065	(198)
Income tax expense (benefit)	$ 49	$ 70	$ 69
Hong Kong | Light In The Box
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	16.50%
PRC
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	25.00%
Additional disclosures
Withholding tax rate on dividends distributed to non-resident entities (as a percent)	10.00%
Deferred tax liability accrued for the Chinese dividend withholding taxes	$ 0
PRC | Lanting Huitong
Income taxes
Income tax exemption period					2 years
Reduced tax rate for three years subsequent the exemption period (as a percent)		12.50%	12.50%	12.50%
Period for reduced tax rate				3 years
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	25.00%
PRC | Lanting Gaochuang
Income taxes
Income tax exemption period			2 years
Reduced tax rate for three years subsequent the exemption period (as a percent)	12.50%
Period for reduced tax rate	3 years